Supplemental cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Supplemental disclosure of non-cash financing activities:
Non-cash capital contribution from conversion of debt	$ 0	$ 101,500